Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Surplus Reserves	Accumulated Earnings	Total Shareholders’ Equity	Non-controlling Interest
Balance at Dec. 31, 2022	$ 12,243,295,000	$ 72,000	$ 549,492,000	$ (401,266,000)	$ 1,538,013,000	$ 6,804,397,000	$ 8,490,708,000	$ 3,752,587,000
Balance (in shares) at Dec. 31, 2022		71,724,902
Exercise of stock options	676,000	$ 0	676,000	0	0	0	676,000	0
Exercise of stock options (in shares)		135,800
Dividend	(211,707,000)	$ 0	0	0	0	0	0	(211,707,000)
Other comprehensive income (loss)	(268,931,000)	0	0	(162,152,000)	0	0	(162,152,000)	(106,779,000)
Net income (loss)	(120,858,000)	0	0	0	0	(13,491,000)	(13,491,000)	(107,367,000)
Transfer to statutory surplus reserves	0	0	0	0	1,571,000	(1,571,000)	0	0
Balance at Dec. 31, 2023	11,642,475,000	$ 72,000	550,168,000	(563,418,000)	1,539,584,000	6,789,335,000	8,315,741,000	3,326,734,000
Balance (in shares) at Dec. 31, 2023		71,860,702
Exercise of stock options (in shares)		0
Dividend	(1,155,225,000)	$ 0	0	0	0	0	0	(1,155,225,000)
Other comprehensive income (loss)	(234,476,000)	0	0	(144,388,000)	0	0	(144,388,000)	(90,088,000)
Net income (loss)	40,656,000	0	0	0	0	90,905,000	90,905,000	(50,249,000)
Transfer to statutory surplus reserves	0	0	0	0	41,883,000	(41,883,000)	0	0
Balance at Dec. 31, 2024	$ 10,293,430,000	$ 72,000	550,168,000	(707,806,000)	1,581,467,000	6,838,357,000	8,262,258,000	2,031,172,000
Balance (in shares) at Dec. 31, 2024	71,860,702	71,860,702
Exercise of stock options (in shares)		0
Dividend	$ (3,979,043,000)	$ 0	0	0	0	(3,958,189,000)	(3,958,189,000)	(20,854,000)
Other comprehensive income (loss)	280,701,000	0	0	194,554,000	0	0	194,554,000	86,147,000
Net income (loss)	(198,836,000)	0	0	0	0	(59,680,000)	(59,680,000)	(139,156,000)
Transfer to statutory surplus reserves	0	0	0	0	4,546,000	(4,546,000)	0	0
Balance at Dec. 31, 2025	$ 6,396,252,000	$ 72,000	$ 550,168,000	$ (513,252,000)	$ 1,586,013,000	$ 2,815,942,000	$ 4,438,943,000	$ 1,957,309,000
Balance (in shares) at Dec. 31, 2025	71,860,702	71,860,702